Corporate information (Details 3) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assets -
Property, plant and equipment, note 10	S/ 2,208,553	S/ 2,273,048
Exploration and evaluation assets, note 11	13,416	43,028
Other current liabilities	5,137	6,640
Additional paid in capital	432,779	545,165
Total impairment	47,582
Impairment on Brine Project [Member]
Assets -
Income tax prepayments	(5,654)
Property, plant and equipment, note 10	(1,732)
Exploration and evaluation assets, note 11	(33,469)
Other current liabilities	32
Additional paid in capital	(6,759)
Total impairment	(47,582)
Income tax	10,150
Total	(37,432)
Attributable to -
Equity holders of the parent	(25,444)
Non controlling interests	(11,988)
Impairment loss	(37,432)
Impairment on Brine Project [Member] | Cementos Pacasmayo S.A.A. [Member]
Assets -
Income tax prepayments
Property, plant and equipment, note 10
Exploration and evaluation assets, note 11
Other current liabilities
Additional paid in capital	(6,759)
Total impairment	(6,759)
Income tax	17,087
Total	10,328
Attributable to -
Equity holders of the parent	10,328
Non controlling interests
Impairment loss	10,328
Impairment on Brine Project [Member] | Salmueras Sudamericanas S.A. [Member]
Assets -
Income tax prepayments	(5,654)
Property, plant and equipment, note 10	(1,732)
Exploration and evaluation assets, note 11	(33,469)
Other current liabilities	32
Additional paid in capital
Total impairment	(40,823)
Income tax	(6,937)
Total	(47,760)
Attributable to -
Equity holders of the parent	(35,772)
Non controlling interests	(11,988)
Impairment loss	S/ (47,760)